Note 25 - Post-employment and other employee benefit commitments. Estimated benefit payments (Details)	Dec. 31, 2020 EUR (€)
Not Later Than One Year Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	€ 683,000,000
Later Than One Year And Not Later Than Two Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	602,000,000
Later Than Two Years And Not Later Than Three Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	518,000,000
Later Than Three Years And Not Later Than Four Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	452,000,000
Later Than Four Years And Not Later Than Five Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	408,000,000
Later Than Five Years And Not Later Than Ten Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	1,810,000,000
Spain [Member] | Not Later Than One Year Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	556,000,000
Spain [Member] | Later Than One Year And Not Later Than Two Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	474,000,000
Spain [Member] | Later Than Two Years And Not Later Than Three Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	388,000,000
Spain [Member] | Later Than Three Years And Not Later Than Four Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	313,000,000
Spain [Member] | Later Than Four Years And Not Later Than Five Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	257,000,000
Spain [Member] | Later Than Five Years And Not Later Than Ten Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	856,000,000
Mexico [Member] | Not Later Than One Year Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	111,000,000
Mexico [Member] | Later Than One Year And Not Later Than Two Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	110,000,000
Mexico [Member] | Later Than Two Years And Not Later Than Three Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	114,000,000
Mexico [Member] | Later Than Three Years And Not Later Than Four Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	121,000,000
Mexico [Member] | Later Than Four Years And Not Later Than Five Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	129,000,000
Mexico [Member] | Later Than Five Years And Not Later Than Ten Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	774,000,000
Turkey [Member] | Not Later Than One Year Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	16,000,000
Turkey [Member] | Later Than One Year And Not Later Than Two Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	18,000,000
Turkey [Member] | Later Than Two Years And Not Later Than Three Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	16,000,000
Turkey [Member] | Later Than Three Years And Not Later Than Four Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	18,000,000
Turkey [Member] | Later Than Four Years And Not Later Than Five Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	22,000,000
Turkey [Member] | Later Than Five Years And Not Later Than Ten Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	€ 180,000,000